Property, equipment and software, net (Tables)	12 Months Ended
Dec. 31, 2022
Property, equipment and software, net
Schedule of property, equipment and software, net

	As of December 31,
	2021	2022
	RMB	RMB
Cabinets	1,059,963	1,159,455
Power banks	675,611	833,257
Construction in progress	103,157	150,654
Software	14,982	23,039
Production tools	9,625	13,847
Computer and electronic equipment	4,543	13,445
Leasehold improvements	3,722	3,902
Others	816	844
Subtotal	1,872,419	2,198,443
Less: Accumulated depreciation	(927,193)	(1,291,203)
Less: Accumulated impairment	—	(20,780)
Property, equipment and software, net	945,226	886,460

Schedule of leased assets under capital leases

	As of December 31,
	2021	2022
	RMB	RMB
Cabinets	173,663	154,822
Less: Accumulated depreciation	(70,621)	(111,183)
Less: Accumulated impairment	—	(3,018)
	103,042	40,621